Keeley Gabelli Small Cap Dividend Fund
Schedule of Investments—June 30, 2026 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 97.6%
Automotive  — 3.3%
102,801 Douglas Dynamics Inc. ........................................ $ 5,546,114
95,328 Standard Motor Products Inc. ............................ 3,714,932
9,261,046
Banking  — 12.1%
90,276 Atlantic Union Bankshares Corp. ...................... 3,819,577
171,736 Columbia Banking System Inc. .......................... 5,504,139
69,089 First Bancorp/Southern Pines NC ...................... 4,416,860
71,693 NCR Atleos Corp.† ............................................... 3,112,193
92,395 South Plains Financial Inc. .................................. 3,980,839
123,056 Timberland Bancorp Inc. ..................................... 5,514,139
49,753 Wintrust Financial Corp. ..................................... 7,996,302
34,344,049
Broadcasting  — 1.3%
21,470 Nexstar Media Group Inc. .................................. 3,834,327
Building and Construction  — 3.2%
11,487 Everus Construction Group Inc.† ...................... 1,906,268
49,259 KB Home ............................................................... 3,083,121
42,734 Primoris Services Corp. ....................................... 4,235,794
9,225,183
Business Services  — 5.6%
107,355 ABM Industries Inc. ............................................. 4,749,385
69,398 Cass Information Systems Inc. ........................... 3,561,505
121,670 EVERTEC Inc. ....................................................... 3,379,993
150,000 Ingram Micro Holding Corp. ............................. 4,114,500
15,805,383
Communication Services  — 0.9%
81,176 Cinemark Holdings Inc. ...................................... 2,575,715
Computer Software and Services  — 0.7%
733,543 Alight Inc., Cl. A ................................................... 410,784
75,779 Opera Ltd., ADR ................................................... 1,502,698
1,913,482
Consumer Products  — 6.5%
35,192 Fortune Brands Innovations Inc. ........................ 1,932,041
158,987 JAKKS Pacific Inc. ................................................ 3,701,218
64,615 Kontoor Brands Inc. ............................................. 5,385,014
18,000 PVH Corp. ............................................................. 1,336,680
72,495 Spectrum Brands Holdings Inc. ......................... 6,216,446
18,571,399
Diversified Industrial  — 7.9%
85,924 Apogee Enterprises Inc. ...................................... 3,930,164
91,319 Crane NXT Co. ..................................................... 4,671,880
7,575 Enpro Inc. .............................................................. 2,855,245
44,179 Esab Corp. ............................................................. 4,357,375
56,469 Helios Technologies Inc. ...................................... 5,039,858
77,808 Olin Corp. .............................................................. 1,542,154
22,396,676
Electronics  — 0.6%
33,135 Dolby Laboratories Inc., Cl. A ............................ 1,742,238
Energy and Utilities  — 13.8%
718,457 Algonquin Power & Utilities Corp. ................... 4,210,158
54,379 Black Hills Corp. .................................................. 4,045,798
88,288 California Water Service Group ......................... 4,295,211
19,639 Chord Energy Corp. ............................................ 2,244,738
60,589 International Seaways Inc. .................................. 4,640,511
134,189 MDU Resources Group Inc. ................................ 2,846,149
Shares
Market
Value
62,957 Sable Offshore Corp.† .......................................... $ 193,908
50,127 Solaris Energy Infrastructure Inc. ...................... 4,033,218
52,563 Southwest Gas Holdings Inc. ............................. 4,661,287
80,110 TechnipFMC plc ................................................... 5,311,293
515,217 VAALCO Energy Inc. .......................................... 2,617,302
39,099,573
Environmental Services  — 2.0%
288,078 Select Water Solutions Inc. .................................. 5,755,798
Equipment and Supplies  — 2.5%
842,051 Ardagh Metal Packaging SA .............................. 3,991,322
60,004 Cactus Inc., Cl. A .................................................. 3,074,005
7,065,327
Financial Services  — 15.3%
134,737 Alerus Financial Corp. ......................................... 4,190,321
20,600 Cohen & Steers Inc. .............................................. 1,568,484
77,882 Enact Holdings Inc. .............................................. 3,559,986
83,245 Federated Hermes Inc. ........................................ 4,596,789
122,680 Hilltop Holdings Inc. ........................................... 4,757,530
146,490 Huntington Bancshares Inc. ............................... 2,597,268
39,411 Pinnacle Financial Partners Inc. ......................... 3,975,782
151,088 Silvercrest Asset Management Group Inc.,
Cl. A .................................................................... 1,527,499
44,131 SouthState Bank Corp. ......................................... 4,408,687
76,268 Victory Capital Holdings Inc., Cl. A .................. 6,411,088
98,207 Virtu Financial Inc., Cl. A .................................... 5,850,191
43,443,625
Food and Beverage  — 1.1%
123,528 Primo Brands Corp. ............................................. 3,019,024
Health Care  — 6.5%
4,282 Chemed Corp. ....................................................... 1,994,298
158,401 Concentra Group Holdings Parent Inc. ............ 4,712,430
53,974 Mesa Laboratories Inc. ........................................ 5,373,112
247,922 Perrigo Co. plc ...................................................... 2,575,909
23,119 The Ensign Group Inc. ......................................... 3,705,976
18,361,725
Metals and Mining  — 2.3%
10,434 Kaiser Aluminum Corp. ...................................... 2,041,204
145,786 OR Royalties Inc. .................................................. 4,611,211
6,652,415
Real Estate  — 11.3%
175,668 Alpine Income Property Trust Inc., REIT ......... 3,646,868
123,781 CareTrust REIT Inc. ............................................. 4,994,563
101,833 Chiron Real Estate Inc., REIT ............................. 3,820,774
147,591 Millrose Properties Inc., REIT ............................ 4,435,110
31,036 National Storage Affiliates Trust, REIT ............. 1,380,171
188,862 Outfront Media Inc., REIT .................................. 6,187,119
69,518 Sila Realty Trust Inc., REIT ................................. 2,110,566
94,087 STAG Industrial Inc., REIT ................................. 3,580,951
129,414 Strawberry Fields REIT Inc. ................................ 1,779,443
31,935,565
Retail  — 0.7%
136,650 Shoe Station Group Inc. ....................................... 2,026,520
TOTAL COMMON STOCKS ........................... 277,029,070

Keeley Gabelli Small Cap Dividend Fund
Schedule of Investments (Continued)—June 30, 2026 (Unaudited)
2
__________
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 2.4%
$ 6,830,000 U.S. Treasury Bills,
3.585% to 3.717%††,
07/09/26 to 09/24/26 .......................................... $ 6,806,151
TOTAL INVESTMENTS — 100.0%
(Cost $187,191,241) ........................................... $ 283,835,221
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust